UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-9603
AMERICAN BEACON SELECT FUND
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 967-3509
Date of fiscal year end: December 31, 2010
Date of reporting period: December 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon
SELECT FUNDS℠

Annual Report

December 31, 2010

MONEY MARKET SELECT FUND
U.S. GOVERNMENT MONEY MARKET SELECT FUND

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Contents

PRESIDENT’S MESSAGE	1

FINANCIAL HIGHLIGHTS
Money Market Select Fund	18
U.S. Government Select Fund	19

SCHEDULE OF INVESTMENTS
U.S. Government Money Market Select	10
Money Market Portfolio	21

Additional Information	Back Cover
Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

Dear Shareholders,
     The market conditions we have experienced over the last 12 months were not without challenges, once again confirming the role that soundly managed money market portfolios can play in taking a more defensive stance in the face of market volatility. Throughout the period, the American Beacon Money Market Select Fund and the U.S. Government Money Market Select Fund helped our shareholders navigate the marketplace with greater confidence.
     Over the past year, both of these funds have reflected our dedication to quality and diligence at all times — a commitment we call Oversight 360. In managing these funds with the goals of preserving principal and maintaining liquidity, we maintain our focus of keeping fund expenses as low as possible. At the same time, the funds’ yield has been consistent with the prevailing rate trends driving the marketplace.
     For the 12 months ended December 31, 2010, the American Beacon Money Market Select Fund generated a return of 0.21%, while the American Beacon U.S. Government Money Market Select Fund returned 0.13%. Both returns are a reflection of the interest-rate environment that persisted throughout the year.
     As always, we appreciate the opportunity to assist you in the pursuit of your financial goals. We trust the enclosed market overview, portfolio listings, and financial data will provide you with valuable insight into the past year’s performance of your fund.
     We thank you for your continued investment in the American Beacon Select Funds, and we remain focused on providing the type of responsive service and expert investment management that will sustain your confidence and earn your trust for many years to come. If you’d like to access your account information or obtain further details about the American Beacon Funds Family, please contact your investment advisor or visit our website at www.americanbeaconfunds.com.

Best Regards,

Gene L. Needles, Jr.
President
American Beacon Select Funds

Economic Overview
December 31, 2010 (Unaudited)
     After hitting a soft patch in the middle of the year, the U.S. economic recovery gained some ground during the fourth quarter of 2010. Payroll growth turned positive, retail sales advanced, and business spending remained solid. Despite these promising trends, the pace of economic growth remains subpar. Although consumer spending picked up during the latter part of the year, consumers remain frustrated with the lack of labor market progress and the ongoing housing market depression. Home sales remain lackluster and the overhang of foreclosed homes on the market continues to put downward pressure on home prices. In addition, although business investment has increased, employers remain reluctant to hire given the disappointing pace of the recovery.
     In order to boost future economic growth, the Federal Reserve Board (Fed) embarked on another round of quantitative easing (QE2) during the fourth quarter. Under QE2, the Fed will pump $600 billion into the financial system through the purchase of longer-term Treasury securities. In addition to spurring growth, the Fed hopes the additional monetary stimulus will halt the downward trend in inflation. The Obama administration also did its part to jump start growth by reaching a compromise with Congress to extend the Bush tax cuts for two years, expand unemployment benefits, and cut payroll taxes by 2%. These actions led to a rally in the stock market and a notable increase in Treasury bond yields during December.
     On the international front, sovereign debt concerns continued to plague the European Union (EU). In November, Ireland became the second country to receive a bailout from the EU. However, the rescue package did little to quell investors’ concerns about an EU debt contagion. As a result, spreads on European debt — particularly that of the peripheral euro zone countries- hit new wides. In early 2011, however, successful debt auctions in Portugal, Italy and Spain combined with China’s stated support of the EU’s financial stabilization measures have helped to calm markets somewhat. Despite this reprieve, the European debt crisis will remain a source of uncertainty for some time.
     At the December Federal Open Market Committee meeting, the Fed acknowledged that spillover from the sovereign debt problems in Europe could present further downside risk to the U.S. recovery. They also noted that while their confidence in the economic recovery had increased, “progress toward the Committee’s dual objectives of maximum employment and price stability was disappointingly slow.” As a result, the Fed elected to stay the course with QE2 and pledged to keep the federal funds rate exceptionally low for an extended period. In testimony before the Senate, Chairman Bernanke stated that it could take four or five years for the labor market to “normalize fully.” Therefore it will likely be quite some time before the Fed changes course on monetary policy.

American Beacon Money Market Select FundSM
Performance Overview
December 31, 2010 (Unaudited)
     The year began with continued concern over the sluggish housing market, a lack of job growth and concern over the European debt crisis. The U.S. economy gained some momentum during the fourth quarter as we saw the return of positive payrolls, improving retail sales and a pickup in business spending.
     Promoting economic growth and jobs continued to be a major focus of the current administration throughout the year. In an effort to boost economic growth Congress decided to extend the Bush tax cuts for two years and cut payroll taxes by 2%. In addition, the Fed implemented a second round of quantitative easing during the fourth quarter to increase monetary stimulus. The Fed also maintained its 0% to 0.25% fed funds target throughout 2010 and pledged to keep the federal funds rate exceptionally low for an extended period. With credit quality and liquidity continuing to be a priority, the American Beacon Money Market Select Fund’s primary strategy for the year was to buy high quality, short-term money market instruments and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.
     For the twelve months ended December 31, 2010, the total return of the American Beacon Money Market Select Fund was 0.21%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.08% by 13 basis points (0.13%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 17th among 321, 84th among 304 and 49th among 272 Institutional Money Market Funds for the one-year, three-year, and five-year periods ended December 31, 2010, respectively.

	Annualized Total Returns
	As of 12/31/2010
	1 Year	5 Years	10 Years
Money Market (1,2,4)	0.21%	2.73%	2.54%
Lipper Institutional Money Market Average (3)	0.08%	2.51%	2.29%

1	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in these Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2	A portion of the fees charged to the Fund was waived through 2001. Performance prior to waiving fees was lower than the actual returns shown for periods through 2001.

3	The Lipper Institutional Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

4	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.19%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.

American Beacon Money Market Select FundSM
Performance Overview
December 31, 2010 (Unaudited)
Portfolio Statistics as of December 31, 2010

7-day Current Yield*	0.18%
7-day Effective Yield*	0.18%
30-day Yield*	0.18%
Weighted Avg. Maturity	27 Days
Standard & Poor’s Rating	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Funds’ current seven-day yields. Yield is a more accurate reflection of the Funds’ current earnings than total returns.
Portfolio — Top Ten Issuers as of December 31, 2010

% of
Net Assets*
Bank of Nova Scotia	4.9%
Straight-A Funding LLC	4.9%
National Australia Funding Delaware, Inc.	4.9%
Old Line Funding LLC	4.9%
Westpac Banking Corp.	4.9%
Australia & New Zealand Banking Group Ltd.	4.9%
Svenska Handelsbanken, Inc.	4.9%
Rabobank USA Financial Corp.	4.9%
Toronto Dominion Holdings USA, Inc.	4.9%
Toyota Motor Credit Corp., Inc.	4.9%

*	Percent of net assets of American Beacon Master Money Market Portfolio.
Portfolio — Asset Allocation as of December 31, 2010

% of
Net Assets**
Commercial Paper	57.57%
Repurchase Agreements	37.62%
Short-Term Investments	4.82%
Liabilities, Net of Other Assets	-0.01%

**	Percent of net assets of American Beacon Master Money Market Portfolio.

American Beacon U.S. Government Money Market Select FundSM
Performance Overview
December 31, 2010 (Unaudited)
     The year began with continued concern over the sluggish housing market, a lack of job growth and concern over the European debt crisis. The U.S. economy gained some momentum during the fourth quarter as we saw the return of positive payrolls, improving retail sales and a pickup in business spending.
     Promoting economic growth and jobs continued to be a major focus of the current administration throughout the year. In an effort to boost economic growth Congress decided to extend the Bush tax cuts for two years and cut payroll taxes by 2%. In addition, the Fed implemented a second round of quantitative easing during the fourth quarter to increase monetary stimulus. The Fed also maintained its 0% to 0.25% fed funds target throughout 2010 and pledged to keep the federal funds rate exceptionally low for an extended period. During the year, the American Beacon U.S. Government Money Market Select Fund’s primary strategy was to buy short-dated agencies and overnight investments. The strategies implemented during the year enabled the Fund to outperform its Lipper peer group.
     For the twelve months ended December 31, 2010, the total return of the American Beacon U.S. Government Money Market Select Fund was 0.13%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.02% by 11 basis points (0.11%). Based on annualized total returns, Lipper Analytical Services ranked the Fund 1st among 167, 17th among 140 and 3rd among 126 Institutional U.S. Government Money Market Funds for the one-year, three-year, and five-year periods ended December 31, 2010, respectively.

	Annualized Total Returns
	As of 12/31/2010
	1 Year	5 Years	10 Years
U.S. Government (1,2,4)	0.13%	2.56%	2.42%
Lipper Institutional U.S. Government Money Market Average (3)	0.02%	2.35%	2.18%

1	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in these Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Funds. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2	The Fund’s performance for the ten-year period is derived from a combination of the Fund’s performance and that of another fund (the “Companion Fund”) no longer in operation. The Companion Fund was managed by American Beacon Advisors since its inception on March 2, 1992. Like the Fund, the Companion Fund invested all of its investable assets in the same corresponding Portfolio of the American Beacon Master Trust. The performance results through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results from that date through December 31, 2010 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period. A portion of the fees charged to the Fund has been waived. Performance prior to waiving fees was lower than the actual returns shown.

American Beacon U.S. Government Money Market Select FundSM
Performance Overview
December 31, 2010 (Unaudited)
3	The Lipper Institutional U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Institutional U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service.

4	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus was 0.18%. The expense ratio above may vary from the expense ratio presented in other sections of this report that are based on expenses incurred during the period covered by this report.
Statistics as of December 31, 2010

U.S. Government
7-day Current Yield*	0.09%
7-day Effective Yield*	0.09%
30-day Yield*	0.10%
Weighted Avg. Maturity	3 Days
Standard & Poor’s Rating	AAAm

*	Annualized. You may call 1-800-231-4252 to obtain the Funds’ current seven-day yields. Yield is a more accurate reflection of the Funds’ current earnings than total returns. A portion of the fees charged to the Fund was waived. Yields in absence of fee waivers would have been lower than actual yields shown. The 7-day yields would have been negative absent fee waivers.
Asset Allocation as of December 31, 2010

% of
Net Assets
U.S. Agency Obligations	2.81%
Repurchase Agreements	97.23%
Liabilities, Net of Other Assets	-0.04%

Fund Expenses
American Beacon Select Funds
December 31, 2010 (Unaudited)
Fund Expense Example
     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 through December 31, 2010.
Actual Expenses
     The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not a Fund’s actual return).
     You may compare the ongoing costs of investing in a Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending	Expenses paid
	Account	Account	During Period*
	Value	Value	7/1/10-
	7/1/10	12/31/10	12/31/10
Money Market
Actual	$1,000.00	$1,001.13	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66

U.S. Government Money Market
Actual	$1,000.00	$1,000.81	$0.66
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.66

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.13% and 0.13% for the Money Market Select Feeder and U.S. Government Money Market Select Fund Funds respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

American Beacon Money Market Select Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of
American Beacon Money Market Select Fund:
We have audited the accompanying statement of assets and liabilities of the American Beacon Money Market Select Fund (one of the funds constituting the American Beacon Select Funds) (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Master Portfolio. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Beacon Money Market Select Fund at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Dallas, Texas
March 1, 2011

American Beacon U.S. Government Money Market Select Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of
American Beacon U.S. Government Money Market Select Fund:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the American Beacon U.S. Government Money Market Select Fund (one of the funds constituting the American Beacon Select Funds) (the “Fund”), as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Beacon U.S. Government Money Market Select Fund at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Dallas, Texas
March 1, 2011

American Beacon U.S. Government Money Market Select Fund
Schedule of Investments
December 31, 2010

	Par Amount	Value
	(dollars in thousands)
U.S. AGENCY OBLIGATIONS- 2.81% (Cost $9,108)
Federal Home Loan Bank, Zero Coupon, Due 1/5/2011	$9,108	$9,108

	Par Amount
REPURCHASE AGREEMENTS - 97.23%
Barclays Capital, Inc., 0.45%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $15,750, 3.875% - 6.95%, 2/15/2016 - 1/26/2039)	15,000	15,000
Barclays Capital, Inc., 0.25%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $115,969, 2.20% - 3.25%, 6/8/2012 - 6/15/2012)	113,695	113,695
BNP Paribas Securities Corp., 0.45%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $16,500, 6.625% - 10.50%, 5/15/2016 - 11/15/2020)	15,000	15,000
BNP Paribas Securities Corp., 0.20%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $76,500, 1.50% - 2.20%, 7/12/2011 - 9/28/2012)	75,000	75,000
Goldman Sachs & Co., 0.20%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $74,460, 5.00% - 5.50%, 3/1/2040 - 5/1/2040)	73,000	73,000
JPMorgan Securities, Inc., 0.50%, Due 1/3/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $12,603, 7.875% - 10.25%, 4/1/2012 - 10/1/18)	12,000	12,000
RBC Capital Markets Corp., 0.27%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Municipal Obligations valued at $12,600, 0.578%, 11/1/2041)	12,000	12,000

Total Repurchase Agreements (Cost $315,695)		315,695

TOTAL INVESTMENTS — 100.04% (Cost $324,803)		$324,803
LIABILITIES, NET OF OTHER ASSETS — (0.04%)		(108)
TOTAL NET ASSETS — 100.00%		$324,695

Percentages are stated as a percent of net assets.
See accompanying notes

American Beacon Select Funds
Statements of Assets and Liabilities
December 31, 2010 (in thousands, except share and per share amounts)

		U.S. Government
	Money Market	Money Market
Assets:
Investments in securities, at value (cost — $9,108)	$—	$9,108
Repurchase agreements (cost — $315,695)	—	315,695
Investment in Portfolio, at value	645,613	—
Receivable for fund shares sold	34	—
Receivable from Manager for expense reimbursement (Note 2)	—	1
Dividends and interest receivable	—	2
Prepaid expenses	—	6

Total assets	645,647	324,812

Liabilities:
Management and investment advisory fees (Note 2)	—	24
Payable for fund shares redeemed	—	30
Dividends payable	11	21
Administrative service and service fees payable (Note 2)	—	3
Professional fees payable	28	17
Custody and fund accounting fees payable	—	3
Transfer agent fees payable	4	—
Trustee fees payable	—	1
Prospectus and shareholder reports	11	8
Other liabilities	36	10

Total liabilities	90	117

Net Assets	$645,557	$324,695

Analysis of Net Assets:
Paid-in-capital	645,557	324,695

Net assets	$645,557	$324,695

Shares outstanding (no par value)	645,556,897	324,694,888
Net asset value, offering and redemption price per share	$1.00	$1.00
See accompanying notes
See accompanying Financial Statements of the American Beacon Master Money Market Portfolio

American Beacon Select Funds
Statements of Operations
Year ended December 31, 2010 (in thousands)

		U.S. Government
	Money Market	Money Market
Investment Income:
Dividend income	$—	$1
Interest income	—	885
Investment Income (Expense) Allocated From Portfolio:
Dividend income	54	—
Interest income	2,244	—
Portfolio expenses	(762)	—

Net investment income	1,536	886

Fund Expenses:
Management and investment advisory fees (Note 2)	—	313
Custodian fees	—	20
Administrative service fees (Note 2)	—	35
Transfer agent fees	30	11
Professional fees	36	41
Printing expense	14	13
Trustee expense	7	12
Insurance expense	—	21
Other expenses	16	5

Total fund expenses	103	471

Net fees waived and expenses reimbursed (Note 2)	—	(14)

Net fund expenses	103	457

Net investment income	1,433	429

Realized Gains
Net realized gain on investments	—	9
Realized Gain Allocated From Portfolio
Net realized gain on investments	2	—

Net gain on investments	2	9

Net increase in net assets resulting from operations.	$1,435	$438

See accompanying notes
See accompanying Financial Statements of the American Beacon Master Money Market Portfolio

American Beacon Select Funds
Statements of Changes in Net Assets (in thousands)

	Money Market		U.S. Government Money Market
	Year Ended December 31,		Year Ended December 31,
	2010	2009	2010	2009
Increase in Net Assets:
Operations:
Net investment income	$1,433	$2,618	$429	$1,215
Net realized gain on investments	2	63	9	55

Net increase in net assets resulting from operations	1,435	2,681	438	1,270

Distributions to Shareholders:
Net investment income	(1,433)	(2,618)	(429)	(1,215)
Net realized gain on investments	(2)	(63)	(9)	(55)

Distributions to shareholders	(1,435)	(2,681)	(438)	(1,270)

Capital Share Transactions (at $1.00 per share):
Proceeds from sales of shares	423,277	833,942	1,717,724	1,864,398
Reinvestment of dividends and distributions.	1,276	2,466	65	118
Cost of shares redeemed	(422,161)	(901,609)	(1,746,538)	(1,885,622)

Net increase (decrease) in net assets.	2,392	(65,201)	(28,749)	(21,106)

Net increase (decrease) in net assets	2,392	(65,201)	(28,749)	(21,106)

Net Assets:
Beginning of period	643,165	708,366	353,444	374,550

End of Period	$645,557	$643,165	$324,695	$353,444

See accompanying notes
See accompanying Financial Statements of the American Beacon Master Money Market Portfolio

American Beacon Select Funds
Notes to Financial Statements
December 31, 2010
1. Organization and Significant Accounting Policies
     American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Select Fund (the “Money Market Fund”) and American Beacon U.S. Government Money Market Select Fund (the “Government Fund”)(each a “Fund” and collectively, the “Funds”).
     American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc., and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
     The Money Market Fund operates under a master-feeder structure, investing all of its investable assets in the Money Market Portfolio (the “Money Market Portfolio”) of the American Beacon Master Trust, an open-end diversified management investment company. The Money Market Fund has the same investment objectives as the Money Market Portfolio and the value of such investment reflects the Money Market Fund’s proportionate interest in the net assets of the Money Market Portfolio (89.6% at December 31, 2010). The financial statements of the Money Market Portfolio are included elsewhere in this report and should be read in conjunction with the Money Market Fund’s financial statements.
     The following is a summary of the significant accounting policies followed by the Funds.
Security Valuation
     The Money Market Fund records its investment in the Money Market Portfolio at fair value. Valuation of securities by the Money Market Portfolio is discussed in Note 1 of the Money Market Portfolio’s Notes to Financial Statements which is included elsewhere in this report. Securities of the Government Fund are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Government Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
Valuation Inputs
     Various inputs may be used to determine the fair value of the Government Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

American Beacon Select Funds
Notes to Financial Statements
December 31, 2010
     The Government Fund’s investments are summarized by level based on the inputs used to determine their values. There were no significant transfers between levels and at December 31, 2010, were classified as follows: (in thousands)

Asset Description:	Level 1	Level 2	Level 3	Total
U.S. Agency Obligations	$—	$9,108	$—	$9,108
Repurchase Agreements	—	315,695	—	315,695

Total Investments in Securities	$—	$324,803	$—	$324,803
     At December 31, 2010, the Money Market Fund’s Investments in the Money Market Portfolio were classified as Level 2. For additional information on the fair value measurements of the Portfolio, see the attached financial statements which is included elsewhere in this report.
Security Transactions
     Security transactions for the Government Fund are recorded on the trade date of the security purchase or sale.
Investment Income and Dividends to Shareholders
     Interest income for the Government Fund is earned from settlement date, recorded on an accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification. The Money Market Fund records its share of net investment income (loss) and realized gain (loss) in the Money Market Portfolio each day. All net investment income (loss) and realized gain (loss) of the Money Market Portfolio is allocated pro rata to the Money Market Fund and other investors in the Money Market Portfolio at the time of such determination. the Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.
     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.
Expenses
     Expenses directly attributable to a Fund are charged to that Fund’s operations. Expenses incurred by the Trust with respect to both Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.
Repurchase Agreements
     Under the terms of a repurchase agreement, securities are acquired by the Government Fund from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements entered by the Government Fund during the year ended December 31, 2010 were fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates fair value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral’s market value exceeds the carrying value of the repurchase agreement plus accrued interest.
Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

American Beacon Select Funds
Notes to Financial Statements
December 31, 2010
Other
     Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
     The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provisions of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Funds. To the extent and for such periods of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay a management fee.
Administrative Services Agreement
     The Manager and the Funds entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Funds. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Funds. To the extent and for such period of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay administrative services fees.
Interfund Lending Program
     Pursuant to an exemptive order by the Securities and Exchange Commission, the Government Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Government Fund to lend money to other participating series managed by the Manager. For the year ended December 31, 2010, the Government Fund earned $2,172 under the credit facility. This amount is included in interest income on the Statement of Operations.
Reimbursement of Expenses
     The Manager voluntarily agreed to reimburse the Government Fund for certain expenses. For the year ended December 31, 2010, the Manager reimbursed expenses totaling $13,786 of which $1,000 was receivable from the Manager at December 31, 2010.
Expense Reimbursement Plan
     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of expenses reimbursed for a period of up to three years. However, recoupment will occur only if a Fund’s average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit.
     Reimbursed expenses subject to potential recovery for the Money Market Fund totaling $119,783 and $8,901 will expire in 2011 and 2012, respectively. Reimbursed expenses subject to potential recovery for the

American Beacon Select Funds
Notes to Financial Statements
December 31, 2010
Government Fund totaling $69,000, $109,635, and $13,786 will expire in 2011, 2012 and 2013, respectively. The Funds have not recorded a liability for these potential reimbursements due to the current assessment that reimbursements are unlikely.
3. Federal Income Taxes
     It is the policy of each Fund to qualify as a regulated investment company, by complying with all applicable provisions of the Code, and to make distribution of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualifications.
     The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service. If applicable the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statements of Operations.
     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The tax character of distributions paid for the years ended December 31, 2010 and December 31, 2009 were as follows (in thousands):

	Money Market Fund		Government Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,2010	December 31,2009	December 31,2010	December 31,2009
Distributions paid from:
Ordinary income*	$1,435	$2,681	$438	$1,270
Long-term capital gain	—	—	—	—

Total distributions paid	$1,435	$2,681	$438	$1,270

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.
     As of December 31, 2010, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis. The Funds do not have capital loss carryforwards as of December 31, 2010.

American Beacon Money Market Select Fund
Financial Highlights
(For a share outstanding throughout the period)

	Year Ended December 31,
	2010		2009		2008		2007		2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.00	B	0.00	B	0.03		0.05		0.05
Net realized gain on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total income from investment operations	0.00		0.00		0.03		0.05		0.05

Less distributions:
Dividends from net investment income	0.00	B	0.00	B	(0.03)		(0.05)		(0.05)

Distributions from net realized gains on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total distributions	0.00		0.00		(0.03)		(0.05)		(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.21%		0.39%		2.73%		5.32%		5.08%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$645,557		$643,165		$708,366		$8,579,288		$8,473,536
Ratios to average net assets (annualized):A
Expenses, after expense reimbursements (recoupments)	0.13%		0.16%		0.12%		0.11%		0.11%
Expenses, before expense reimbursements (recoupments)	0.13%		0.16%		0.12%		0.11%		0.11%
Net investment income, after expense reimbursements (recoupments)	0.21%		0.38%		2.95%		5.20%		5.02%
Net investment income, before expense reimbursements (recoupments)	0.21%		0.38%		2.95%		5.20%		5.02%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio.

B	Amount is less than $0.01 per share.

American Beacon U.S. Government Money Market Select Fund
Financial Highlights
(For a share outstanding throughout the period)

	Year Ended December 31,
	2010		2009		2008		2007		2006
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment incomeA	0.00	B	0.00	B	0.02		0.05		0.05
Net realized gain on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total income from investment operations	0.00		0.00		0.02		0.05		0.05

Less distributions:
Dividends from net investment income	0.00	B	0.00	B	(0.02)		(0.05)		(0.05)
Distributions from net realized gains on investments	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total distributions	0.00		0.00		(0.02)		(0.05)		(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.13%		0.25%		2.32%		5.17%		5.04%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$324,695		$353,444		$374,550		$1,361,459		$534,536
Ratios to average net assets (annualized):A
Expenses, after expense reimbursements (recoupments)	0.13%		0.12%		0.12%		0.12%		0.12%
Expenses, before expense reimbursements (recoupments)	0.14%		0.15%		0.13%		0.12%		0.13%
Net investment income, after expense reimbursements (recoupments)	0.12%		0.26%		2.70%		4.99%		4.99%
Net investment income, before expense reimbursements (recoupments)	0.12%		0.23%		2.69%		4.98%		4.98%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the corresponding American Beacon Master Portfolio which terminated on May 18, 2009.

B	Amount is less than $0.01 per share.

American Beacon Master Money Market Portfolio
Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of
American Beacon Master Money Market Portfolio:
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the American Beacon Master Money Market Portfolio (the “Portfolio”), as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the American Beacon Master Money Market Portfolio at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Dallas, Texas
March 1, 2011

American Beacon Master Money Market Portfolio
Schedule of Investments
December 31, 2010

	Par Amount	Value
	(dollars in thousands)
COMMERCIAL PAPER — 57.57%
Australia & New Zealand Banking Group Ltd., 0.26%, Due 2/18/2011.	$35,000	$34,988
Bank of Nova Scotia, 0.24%, Due 1/25/2011	35,000	34,994
Commonwealth Bank of Australia, 0.28%, Due 3/7/2011	35,000	34,982
Credit Agricole North America, Inc., 0.24%, Due 1/7/2011	30,000	29,999
National Australia Funding Delaware, Inc., 0.24%, Due 2/1/2011	35,000	34,993
Old Line Funding LLC, 0.27%, Due 2/3/2011	35,000	34,991
Rabobank USA Financial Corp., 0.28%, Due 3/4/2011	35,000	34,983
Straight-A Funding LLC, 0.26%, Due 1/26/2011	35,000	34,994
Svenska Handelsbanken, Inc., 0.275%, Due 2/22/2011	35,000	34,986
Toronto Dominion Holdings USA, Inc., 0.25%, Due 3/7/2011	35,000	34,984
Toyota Motor Credit Corp., 0.29%, Due 3/3/2011	35,000	34,983
Westpac Banking Corp., 0.25%, Due 2/7/2011	35,000	34,991

Total Commercial Paper (Cost $414,868)		414,868

Shares
SHORT-TERM INVESTMENTS — 4.82% (Cost $34,733)
Dreyfus Institutional Cash Advantage Fund	34,732,841	34,733

	Par Amount
REPURCHASE AGREEMENTS — 37.62%
Barclays Capital, Inc., 0.45%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $37,545, 5.55% - 10.125%, 7/15/2013 - 7/15/2039)	35,000	35,000
Barclays Capital, Inc., 0.25%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $26,642, 5.00%, 1/20/2035)	26,120	26,120
BNP Paribas Securities Corp., 0.45%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $38,500, 5.20% - 11.5%, 2/15/2015 - 11/1/2031)	35,000	35,000
Deutsche Bank Securities, Inc., 0.33%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $38,500).	35,000	35,000
JPMorgan Clearing Corp., 0.45%, Due 1/3/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $36,754, 6.25% - 7.35%, 3/15/2011 - 8/1/2011)	35,000	35,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by an Equity Security valued at $38,500)	35,000	35,000
RBC Capital Markets Corp., 0.27%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Municipal Obligations valued at $36,750, 4.875% - 9.75%, 10/1/2014 - 10/1/2035)	35,000	35,000
Wells Fargo Securities LLC, 0.40%, Due 1/3/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $36,750, Zero Coupon - 12.50%, 1/10/2011 - 8/1/2057)	35,000	35,000

Total Repurchase Agreements (Cost $271,120)		271,120

TOTAL INVESTMENTS — 100.01% (Cost $720,721)		$720,721
LIABILITIES, NET OF OTHER ASSETS — (0.01%)		(74)
TOTAL NET ASSETS — 100.00%		$720,647

Percentages are stated as a percent of net assets.

American Beacon Master Money Market Portfolio
Statement of Assets and Liabilities
December 31, 2010 (in thousands)

Assets:
Investment in securities at value (cost — $449,601)	$449,601
Repurchase agreement (cost — $271,120)	271,120
Dividends and interest receivable	5
Prepaid expenses	15

Total assets	720,741

Liabilities:
Management and investment advisory fees payable (Note 2)	52
Administrative service fees payable	6
Professional fees payable	25
Trustee fees payable	1
Other liabilities	10

Total liabilities	94

Net assets applicable to investors’ beneficial interests	$720,647

Statement of Operations
Year Ended December 31, 2010 (in thousands)

Investment Income:
Dividend income	$60
Interest income	2,494

Total investment income	2,554

Expenses:
Management and investment advisory fees (Note 2)	673
Administrative service fees (Note 2)	75
Custodian fees	44
Professional fees	28
Insurance fees	17
Other expenses	10

Total expenses	847

Net investment income	1,707

Realized Gain on Investments:
Net realized gain on investments	3

Net gain on investments	3

Net increase in net assets resulting from operations	$1,710

American Beacon Master Money Market Portfolio
Statement of Changes in Net Assets
(in thousands)

	Money Market
	Year Ended December 31,
	2010	2009
Increase in Net Assets:
Operations:
Net investment income	$1,707	$3,431
Net realized gain on investments	3	85

Total increase in net assets resulting from operations	1,710	3,516

Transactions in Investors’ Beneficial
Interests:
Contributions	426,957	877,408
Withdrawals	(428,313)	(1,122,919)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(1,356)	(245,511)

Net increase (decrease) in net assets	354	(241,995)

Net Assets:
Beginning of period	720,293	962,288

End of Period	$720,647	$720,293

Financial Highlights

	Year Ended December 31,
	2010	2009	2008	2007	2006
Total return	0.23%	0.42%	2.75%	5.33%	5.09%
Ratios to average net assets (annualized):
Expenses	0.11%	0.14%	0.11%	0.11%	0.11%
Net investment income	0.23%	0.41%	2.94%	5.19%	5.03%

American Beacon Master Money Market Portfolio
Notes to Financial Statements
December 31, 2010
1. Organization and Significant Accounting Policies
          American Beacon Master Money Market Portfolio (the “Portfolio”) is a series of the American Beacon Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.
          The following is a summary of the significant accounting policies followed by the Portfolio.
Affiliated Ownership
          At December 31, 2010, 100% of the Portfolio was held by affiliated funds.
Security Valuation
          Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
Valuation Inputs
          Various inputs may be used to determine the fair value of the Portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
          The Portfolio’s investments are summarized by level based on the inputs used to determine their values. During the period there were no significant transfers between levels and at December 31, 2010, were classified as follows: (in thousands)

	Level 1	Level 2	Level 3	Total
Asset Description:
Commercial Paper	$—	$414,868	$—	$414,868
Short-Term Investments	34,733	—	—	34,733
Repurchase Agreements	—	271,120	—	271,120

Total Investments in Securities	$34,733	$685,988	$—	$720,721

American Beacon Master Money Market Portfolio
Notes to Financial Statements
December 31, 2010
Security Transactions and Investment Income
          Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Federal Income Taxes
          The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.
          The Portfolio does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service. If applicable the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expense” on the Statement of Operations.
Repurchase Agreements
          Under the terms of a repurchase agreement, securities are acquired by the Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates fair value and is held at the custodian bank. The collateral is monitored daily by the Manager so that the collateral’s market value exceeds the carrying value of the repurchase agreement plus accrued interest.
Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
          Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
          The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolio 0.09% of the average daily net assets of the Portfolio.

American Beacon Master Money Market Portfolio
Notes to Financial Statements
December 31, 2010
Administrative Services Agreement
          The Trust and the Manager entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Portfolio. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Portfolio.
Interfund Lending Program
          Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolio to lend money to other participating series managed by the Manager. For the year ended December 31, 2010, the Portfolio earned $901 under the credit facility. This amount is included in interest income on the Statement of Operations.

American Beacon Select Funds
Privacy Policy and Federal Tax Information
(Unaudited)
Privacy Policy
          The American Beacon Select Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.
          We may collect nonpublic personal information about you from one or more of the following sources:
•	information we receive from you on applications or other forms;

•	information about your transactions with us or our service providers; and

•	information we receive from third parties.
          We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law.
          We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.
Federal Tax Information
          We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those in other areas of this report because of differences between tax and financial reporting requirements.
          The distributions to shareholders during the tax year ended December 31, 2010 include short-term capital gains of $2,295 and $9,036 for the Money Market Fund and U.S. Government Money Market Fund, respectively.
          We are required by Internal Revenue Code to advise you within 60 days of the Funds’ fiscal year end as to the federal tax status of dividends paid by the Funds during its fiscal year ended December 31, 2010. For purposes of preparing your annual federal income tax returns, you should report the amounts reflected on your Form 1099-DIV, Box 1a.
          Of the ordinary dividends paid to shareholders of the U.S. Government Money Market Fund during the tax year ended December 31, 2010, 0% were derived from U.S. Treasury Obligations.

Trustees and Officers
American Beacon Select Funds and American Beacon Master Trust
(Unaudited)
          The Trustees and officers of the American Beacon Select Funds (the “Trust”) and the American Beacon Master Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees 23 funds in the fund complex that includes the Trust, the American Beacon Master Trust, the American Beacon Mileage Funds, and the American Beacon Funds. The Trust’s Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

Position, Term of
Office and Length
	of Time Served	Principal Occupation(s) During Past 5 Years
Name, Age and Address	with the Trust	and Current Directorships
INTERESTED TRUSTEES	Term Lifetime of Trust until removal, resignation or retirement*

Alan D. Feld** (73)	Trustee since 1999	Sole Shareholder of a professional corporation which is a Partner in the law firm of Akin, Gump, Strauss, Hauer & Feld, LLP (1960-Present); Director, Clear Channel Communications (1984-2008); Trustee, CenterPoint Properties (1994-2006); Member, Board of Trustees, Southern Methodist University ; Member, Board of Visitors, M.D. Anderson Hospital; Board of Visitors, Zale/Lipshy Hospital; Trustee, American Beacon Mileage Funds (1996-Present); Trustee, American Beacon Funds (1996-Present)

NON-INTERESTED TRUSTEES W. Humphrey Bogart (66)	Term Trustee since 2004
Board Member, Baylor University Medical Center Foundation (1992-2004); Consultant, New River Canada Ltd. (mutual fund servicing company) (1998-2003); President and CEO, Allmerica Trust Company, NA (1996-1997); President and CEO, Fidelity Investments Southwest Company (1983-1995); Senior Vice President of Regional Centers, Fidelity Investments (1988-1995); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Mileage Funds (2004-Present)

Brenda A. Cline (49)	Trustee since 2004	Executive Vice President, Chief Financial Officer, Treasurer and Secretary, Kimbell Art Foundation (1993-Present); Trustee, Texas Christian University (1998-Present); Trustee, W.I. Cook Foundation, Inc. (d/b/a Cook Children’s Health Foundation) (2001-2006); Director, Christian Church Foundation (1999-2007); Trustee, American Beacon Funds (2004-Present); Trustee, American Beacon Mileage Funds (2004-Present)

Eugene J. Duffy (56)	Trustee since 2008	Principal and Executive Vice President, Paradigm Asset Management (1994-Present); Director, Sunrise Bank of Atlanta (2008-Present); Chairman, Special Contributions Fund Board of Trustees, National Association for the Advancement of Colored People (2007-Present); Trustee, National Association for the Advancement of Colored People (2000-Present); Board of Visitors, Emory University (2006-Present); Trustee, Atlanta Botanical Garden (2006-Present); Board Member, Willie L. Brown Jr. Institute on Politics and Public Service (2001-Present); Chair, National Association of Securities Professionals (2000-2002); Deputy Chief Administrative Officer, City of Atlanta (1985-1990); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Funds (2008-Present)

Trustees and Officers
American Beacon Select Funds and American Beacon Master Trust
(Unaudited)

Position, Term of
Office and Length
	of Time Served	Principal Occupation(s) During Past 5 Years
Name, Age and Address	with the Trust	and Current Directorships
NON-INTERESTED TRUSTEES (CONT.)

Thomas M. Dunning (68)	Trustee since 2008	Consultant, (2008-Present); Chairman (1998-2008) and Chief Executive Officer (1998-2007), Lockton Dunning Benefits (consulting firm in employee benefits); Director, Oncor Electric Delivery Company LLC (2007-Present); Board Member, Baylor Health Care System Foundation (2007-Present); Vice Chair, State Fair of Texas; Board Member, Southwestern Medical Foundation (1994-Present); Board Member, John Tower Center for Political Studies/SMU (2008-Present); Board Member, University of Texas Development Board (2008-Present); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Funds (2008-Present)

Richard A. Massman (67)	Trustee since 2004 Chairman since 2008	Consultant and General Counsel Emeritus (2009-Present), Senior Vice President and General Counsel (1994-2009), Hunt Consolidated, Inc. (holding company engaged in oil and gas exploration and production, refining, real estate, farming, ranching and venture capital activities); Chairman (2007-Present) and Director (2005-Present), The Dallas Opera Foundation; Chairman (2006-2009) and Director (2005-Present), Temple Emanu-El Foundation; Trustee, Presbyterian Healthcare Foundation (2006-Present); Trustee, American Beacon Mileage Funds (2004-Present); Trustee, American Beacon Funds (2004-Present)

R. Gerald Turner (64)	Trustee since 2001	President, Southern Methodist University (1995-Present); Director, ChemFirst (1986-2002); Director, J.C. Penney Company, Inc. (1996-Present); Director, California Federal Preferred Capital Corp. (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing) (2003-Present); Director, First Broadcasting Investment Partners, LLC (2003-2007); Member, Salvation Army of Dallas Board of Directors; Member, Methodist Hospital Advisory Board; Co-Chair, Knight Commission on Intercollegiate Athletics; Trustee, American Beacon Mileage Funds (2001-Present); Trustee, American Beacon Funds (2001-Present)

Paul J. Zucconi, CPA (70)	Trustee since 2008	Director, Affirmative Insurance Holdings, Inc. (producer of nonstandard automobile insurance) (2004-Present); Director, Titanium Metals Corporation (producer of titanium melted and mill products and sponge) (2002-Present); Director, Torchmark Corporation (life and health insurance products) (2002-Present); Director, National Kidney Foundation serving North Texas (2003-Present); Director, Dallas Chapter of National Association of Corporate Directors (2004-Present); Partner, KPMG (1976-2001); Trustee, American Beacon Mileage Funds (2008-Present); Trustee, American Beacon Funds (2008-Present)

OFFICERS	Term
One Year

William F. Quinn (62)	Executive Vice President from 2007 to 2008 and 2009 to Present President from 1999 to 2007 Trustee from 1999 to 2008	Executive Chairman (2009-Present), Chairman (2006-2009) and CEO (2006-2007), President (1986-2006) and Director (2003-Present), American Beacon Advisors, Inc.; Chairman (1989-2003) and Director (1979-1989, 2003-Present), American Airlines Federal Credit Union; Director Hicks Acquisition I, Inc. (2007-2009); Director, Crescent Real Estate Equities, Inc.(1994-2007); Director, Pritchard, Hubble & Herr, LLC (investment advisor) (2001-2006); Director of Investment Committee, Southern Methodist University Endowment Fund (1996-Present); Member, Southern Methodist University Cox School of Business Advisory Board (1999-2002); Member, New York Stock Exchange Pension Manager Committee (1997-1998, 2000-2002, 2006-Present); Vice Chairman (2004-2007) and Chairman (2007-Present), Committee for the Investment of Employee Benefits; Director, United Way of Metropolitan Tarrant County (1988-2000, 2004-Present); Trustee, American Beacon Mileage Funds (1995-2008); Trustee, American Beacon Funds (1987-2008); Director, American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-2009)

Trustees and Officers
American Beacon Select Funds and American Beacon Master Trust
(Unaudited)

Position, Term of
Office and Length
	of Time Served	Principal Occupation(s) During Past 5 Years
Name, Age and Address	with the Trust	and Current Directorships
Gene L. Needles, Jr. (55)	President since 2009 Executive Vice President 2009	President, CEO and Director (2009-Present), American Beacon Advisors, Inc.; President (2008-2009), Touchstone Investments; President (2003-2007), CEO (2004-2007), Managing Director of Sales (2002-2003), National Sales Manager (1999-2002), and Regional Sales Manager (1993-1999), AIM Distributors.

Rosemary K. Behan (51)	VP, Secretary and Chief Legal Officer since 2006	Vice President, Legal and Compliance, American Beacon Advisors, Inc. (2006-Present); Assistant General Counsel, First Command Financial Planning, Inc. (2004-2006); Attorney, Enforcement Division, Securities and Exchange Commission (1995-2004)

Brian E. Brett (50)	VP since 2004	Vice President, Director of Sales and Marketing, American Beacon Advisors, Inc. (2004-Present); Regional Vice President, Neuberger Berman, LLC (investment advisor) (1996-2004)

Wyatt L. Crumpler (44)	VP since 2007	Vice President, Asset Management, American Beacon Advisors, Inc. (2007-Present); Managing Director of Corporate Accounting (2004-2007), Director of IT Strategy and Finance (2001-2004), American Airlines, Inc.

Michael W. Fields (56)	VP since 1999	Vice President, Fixed Income Investments, American Beacon Advisors, Inc. (1988-Present); Director American Beacon Global Funds SPC (2002-Present); Director, American Beacon Global Funds plc (2007-2009)

Melinda G. Heika (49)	Treasurer since 2010	Vice President, Finance and Accounting, (2010-Present), Controller (2005-2009), Assistant Controller (1998-2004), American Beacon Advisors, Inc.

Terri L. McKinney (47)	VP since 2010	Vice President Enterprise Services (2009-Present), Managing Director (2003-2009), Director of Marketing and Retail Sales (1996-2003), American Beacon Advisors, Inc.; Vice President, Board of Trustees (2008-Present), Trustee (2006-2008), Down Syndrome Guild of Dallas

Jeffrey K. Ringdahl (35)	VP since 2010	Chief Operating Officer, American Beacon Advisors, Inc. (2010-Present); Vice President, Product Management, Touchstone Advisors, Inc. (2007-2010); Senior Director, Business Integration, Fidelity Investments (2005-2007)

Christina E. Sears (39)	Chief Compliance Officer since 2004 and Asst. Secretary since 1999	Chief Compliance Officer, (2004-Present); Senior Compliance Analyst (1998-2004), American Beacon Advisors, Inc.

*	The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 72, provided, however, that the Board may determine to grant one or more annual exemptions to this requirement.

**	Mr. Feld is deemed to be an “interested person” of the Trust and Master Trust, as defined by the 1940 Act. Mr. Feld’s law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two fiscal years to the Manager.

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Delivery of Documents
eDelivery is NOW AVAILABLE — Stop traditional mail delivery and receive your shareholder reports and summary prospectus on-line. Sign up at
www.americanbeaconfunds.com
To reduce expenses, your financial institution may mail only one copy of the Summary Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
To obtain more information about the Fund:

7	8

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

(-
By Telephone:	By Mail:
Call (800) 658-5811	American Beacon Select Funds
P.O. Box 219643
Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records
In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately five days after the end of each month.
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.
American Beacon Select Funds, American Beacon Money Market Select Fund, and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.
AR 12/10

ITEM 2. CODE OF ETHICS.
The Trust has adopted a code of ethics that applies to its principal executive and financial officers (the “Code”). The Trust amended its code February 16, 2010 to disclose a change in the Principal Financial Office. The Trust did not grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1. The Code is filed herewith as Exhibit 99.CODE ETH.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Trust’s Board of Trustees has determined that Mr. Paul Zucconi, a member of the Trust’s Audit and Compliance Committee, is an “audit committee financial expert” as defined in Form N-CSR. Mr. Paul Zucconi is “independent” as defined in Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)

Audit Fees	Fiscal Year Ended
$38,617	12/31/2009
$34,508	12/31/2010
(b)

Audit-Related Fees	Fiscal Year Ended
$4,150	12/31/2009
$1,833	12/31/2010
(c)

Tax Fees	Fiscal Year Ended
$2,591	12/31/2009
$2,564	12/31/2010
(d)

All Other Fees	Fiscal Year Ended
$0	12/31/2009
$0	12/31/2010

(e)(1) Pursuant to its charter, the Trust’s Audit and Compliance Committee shall have the following duties and powers pertaining to pre-approval of audit and non-audit services provided by the Trust’s principal accountant:
     -  to approve, prior to appointment, the engagement of auditors to annually audit and provide their opinion on the Trusts’ financial statements, and, in connection therewith, reviewing and evaluating matters potentially affecting the independence and capabilities of the auditors;
     -  to approve, prior to appointment, the engagement of the auditors to provide non-audit services to the Trusts, an investment adviser to any series of the Trusts or any entity controlling, controlled by, or under common control with an investment adviser (“adviser affiliate”) that provides ongoing services to the Trusts, if the engagement relates directly to the operations and financial reporting of the Trusts;
     -  to consider whether the non-audit services provided by a Trust’s auditor to an investment adviser or any adviser affiliate that provides ongoing services to a series of the Trusts, which services were not pre-approved by the Committee, are compatible with maintaining the auditor’s independence;
     -  to review the arrangements for and scope of the annual audit and any special audits; and
     -  to review and approving the fees proposed to be charged to the Trusts by the auditors for each audit and non-audit service.
The Audit and Compliance Committee may delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members. Any decisions of the subcommittee to grant pre-approvals shall be presented to the full audit committee at its next regularly scheduled meeting.
(e)(2) None of the fees disclosed in paragraphs (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Aggregate Non-Audit Fees for Services Rendered to the:

		Adviser’s Affiliates Providing
Registrant	Adviser	Ongoing Services to Registrant	Fiscal Year Ended
$6,741	$0	N/A	12/31/2009
$4,397	$0	N/A	12/31/2010
(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.
ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
     (b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a)(1) Filed herewith as EX-99.CODE ETH.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
     (a)(3) Not applicable.
     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as
EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): American Beacon Select Funds

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: March 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President
Date: March 9, 2011

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer
Date: March 9, 2011